Pension Plans and Other Benefits - May 31 2008 effects of FAS 158 adoption (Details) (USD $) In Millions	12 Months Ended
May 31, 2011
Retained Earnings [Member]
Incremental Effect On Balance Sheet Application Of SFAS 158 Recognition Provisions [Line Items]
Incremental Effect On Balance Sheet Liability Or Equity Line Item Change Due To Application Of SFAS 158 Recognition Provisions Period Increase Decrease	$ (0.5)
Other Noncurrent Liabilities [Member]
Incremental Effect On Balance Sheet Application Of SFAS 158 Recognition Provisions [Line Items]
Incremental Effect On Balance Sheet Liability Or Equity Line Item Change Due To Application Of SFAS 158 Recognition Provisions Period Increase Decrease	(36.3)
Deferred Income Tax Assets [Member]
Incremental Effect On Balance Sheet Application Of SFAS 158 Recognition Provisions [Line Items]
Incremental Effect On Balance Sheet Asset Line Item Change Due To Application Of SFAS 158 Recognition Provisions Period Increase Decrease	(12.5)
Accumulated Other Comprehensive Income (Loss) [Member]
Incremental Effect On Balance Sheet Application Of SFAS 158 Recognition Provisions [Line Items]
Incremental Effect On Balance Sheet Liability Or Equity Line Item Change Due To Application Of SFAS 158 Recognition Provisions Period Increase Decrease	$ 24.3